Contingent liabilities and assets - Summary of Contingent Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contingent liabilities at reporting date	$ 322	$ 282
Contingent liabilities
Disclosure of contingent liabilities [line items]
Contingent liabilities at reporting date	322	281
Guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities at reporting date	$ 0	$ 1